Employee Benefits - Summary of Sensitivity Analysis for Tata Daewoo Commercial Vehicles Limited Severance Indemnity Plan (Detail) - Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
₨ in Millions
Mar. 31, 2018 INR (₨)
Discount rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, increase	1.00%
Change in assumption, decrease	1.00%
Impact on scheme liabilities, due to increase in assumption	₨ 414.9
Impact on scheme liabilities, due to decrease in assumption	484.3
Impact on service cost and interest cost, due to increase in assumption	113.2
Impact on service cost and interest cost, due to decrease in assumption	₨ 124.3
Salary escalation rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, increase	1.00%
Change in assumption, decrease	1.00%
Impact on scheme liabilities, due to increase in assumption	₨ 475.9
Impact on scheme liabilities, due to decrease in assumption	416.0
Impact on service cost and interest cost, due to increase in assumption	132.6
Impact on service cost and interest cost, due to decrease in assumption	₨ 114.6